Divestitures - Summary of Net Assets Disposed (Detail) - Elite [Member] - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Disclosure in tabular form of consideration received on disposal of business [Line Items]
Consideration received — Cash and cash equivalents	$ 418	$ 418
Trade receivables	(51)	(51)
Prepaid expenses and other current assets	(13)	(13)
Computer software	(36)	(36)
Goodwill	(104)	(104)
Other assets	(2)	(2)
Total assets	(206)	(206)
Payables and accruals	14	14
Deferred revenue	49	49
Total liabilities	63	63
Net assets disposed	(143)	(143)
Opening balance 19.9% equity investment in Elite	87	87
Others	(15)	(15)
Gain on sale before income tax	$ 347	$ 347